PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 95,761	$ 114,969
Less: Accumulated depreciation	(34,151)	(22,284)
Less: Provision for impairment	(34,390)	(22,486)
Property and equipment, net	27,220	70,199
Machinery and Equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	79,941	95,979
Electronics and office equipments
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	512	1,280
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	901	966
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	5,704	9,082
Construction in Progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, cost	$ 8,703	$ 7,662